Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Operating costs	$ (506,356)	$ (477,521)	$ (141,984)	$ (1,491,184)
Loss from operations	(506,356)	(477,521)	(141,984)	(1,491,184)
Other income and expense:
Interest income	339,818	132,167	25,479	837,950
Net loss	$ (166,538)	$ (345,354)	$ (116,505)	$ (653,234)
Weighted average number of shares outstanding, basic and diluted	9,814,869	9,680,095	9,098,268	9,735,456
Basic and diluted net loss per share	$ (0.02)	$ (0.04)	$ (0.01)	$ (0.07)